Annual Total Returns[BarChart] - Invesco Global Short Term High Yield Bond ETF - ETF	2014	2015	2016	2017	2018	2019	2020
Total	(2.03%)	3.03%	12.48%	3.87%	0.61%	5.32%	2.53%